DEFERRED REVENUE (Narrative) (Details) $ in Thousands, oz in Millions, lb in Millions		12 Months Ended
	Dec. 20, 2024 USD ($) oz	Dec. 31, 2017 USD ($) oz	Dec. 31, 2025 lb	Dec. 31, 2024 lb
Disclosure Of Deferred Income [Line Items]
Copper concentrate sold in advance | lb			1.0	0.9
Gibraltar Silver Stream Agreement [Member]
Disclosure Of Deferred Income [Line Items]
Upfront cash deposit received | $	$ 12,700	$ 49,300
Proportion of ownership interest in joint venture	12.50%	87.50%
Quantity of silver deliverable | oz	6.8	6.3
Percentage of production to be delivered after threshold	35.00%	35.00%